INTANGIBLE ASSETS (Tables)	9 Months Ended
Sep. 30, 2025
INTANGIBLE ASSETS
Schedule of Intangible assets

	September 30,	December 31,
	2025	2024
Intangible assets	2,703,421	2,403,037
Impairment allowance	(90,447)	(90,104)
	2,612,974	2,312,933

Schedule of movements in Intangible assets (without considering the impairment allowance)

	September 30,
	2025	2024
At the beginning of the year	2,403,037	2,497,530
Acquisitions through business combination (*)	363,205	—
CAPEX	88,201	37,812
Currency translation adjustments	2,751	(10,708)
Amortization of the period	(153,773)	(106,453)
At the end of the period	2,703,421	2,418,181

(*) See Note 16.

Schedule of provision for impairment of intangible assets

	September 30,
	2025	2024
Balances at the beginning of the fiscal year	(90,104)	(90,085)
Increases	(343)	—
Balances at the end of the period	(90,447)	(90,085)